Item 1. Report to Shareholders

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
August 31, 2003

Certified
Semiannual
Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                      6 Months            Year                        12/29/00
                         Ended           Ended                         Through
                       8/31/03         2/28/03         2/28/02         2/28/01

NET ASSET VALUE

Beginning of
period              $     6.66     $     8.60     $     9.25     $    10.00

Investment activities

  Net investment
  income (loss)          (0.03)*        (0.06)*        (0.06)*        (0.01)*

  Net realized
  and unrealized
  gain (loss)             2.10          (1.88)         (0.59)         (0.74)

  Total from
  investment
  activities              2.07          (1.94)         (0.65)         (0.75)

NET ASSET VALUE

End of period       $     8.73     $     6.66     $     8.60     $     9.25
                    ------------------------------------------------------------

Ratios/Supplemental Data

Total return^           31.08%*      (22.56)%*       (7.03)%*       (7.50)%*

Ratio of total
expenses to
average net
assets                   1.25%*!        1.25%*         1.25%*         1.25%*!

Ratio of net
investment income
(loss) to average
net assets             (0.79)%*!      (0.78)%*       (0.78)%*       (0.60)%*!

Portfolio
turnover
rate                     27.1%!         27.0%          15.4%          10.4%!

Net assets,
end of period
(in thousands)      $   22,501     $   16,798     $   19,256     $   14,253

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 2/28/04.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003


Statement of Net Assets                             Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  100.0%

CONSUMER DISCRETIONARY  21.6%

Automobiles  0.7%
Harley-Davidson                                      2,000      $           100
Winnebago ss.                                        1,000                   49
                                                                            149

Hotels, Restaurants & Leisure  2.5%
Carnival                                             1,500                   52
Cheesecake Factory *ss.                              1,100                   40
International Game Technology                        7,300                  189
Marriott, Class A                                    2,700                  110
Starbucks *                                          6,300                  179
                                                                            570

Household Durables  0.4%
Lennar, Class A                                      1,200                   81
                                                                             81

Internet & Catalog Retail  0.8%
e-Bay *                                              3,400                  188
                                                                            188

Leisure Equipment & Products  0.7%
Brunswick                                            1,500                   40
Mattel                                               6,100                  118
                                                                            158

Media  8.0%
Cox Radio, Class A *                                 4,200                  101
Dow Jones ss.                                        1,300                   55
EchoStar Communications, Class A *                   1,500                   55
Entercom Communications *                            1,300                   65
Harte-Hanks                                          2,900                   55
Hispanic Broadcasting *                              3,500                  110
Lamar Advertising *                                  1,400                   47
McGraw-Hill                                          2,300                  140
Meredith                                             4,000                  190
New York Times, Class A                              2,000                   89
Omnicom                                              2,300                  180
Radio One, Class D *ss.                              4,600                   76
Regent Communications *ss.                           4,400                   26
Salem Communications, Class A *                      2,100                   50

Scripps, Class A                                     1,600      $           138
Spanish Broadcasting, Class A *                      9,500                   74
Univision Communications, Class A *ss.               5,200                  195
Westwood One *                                       2,300                   74
WPP Group ADR                                        1,900                   87
                                                                          1,807

Multiline Retail  2.7%
99 Cents Only Stores *ss.                            1,500                   54
Dollar General                                       8,400                  193
Dollar Tree Stores *                                 5,600                  220
Family Dollar Stores                                 3,800                  152
                                                                            619

Specialty Retail  4.2%
AutoZone *                                           1,300                  119
Bed Bath & Beyond *                                  3,800                  164
Ross Stores                                          3,200                  161
Staples *                                            5,500                  135
Tiffany                                              4,100                  160
TJX                                                  4,300                   93
Williams-Sonoma *                                    3,500                  107
                                                                            939

Textiles, Apparel, & Luxury Goods  1.6%
Coach *                                              2,100                  122
Gucci                                                1,200                  119
Nike, Class B                                        2,000                  114
                                                                            355
Total Consumer Discretionary                                              4,866

CONSUMER STAPLES  2.6%

Food & Staples Retailing  1.3%
Costco Wholesale *                                   1,000                   32
CVS                                                  3,900                  127
Duane Reade *                                        2,500                   43
Sysco                                                2,800                   88

Food Products  1.0%
Delta Pine & Land                                    3,200                   80
Hershey Foods                                          900                   63

Tootsie Roll Industries ss.                          1,000      $            30
Wrigley                                              1,000                   53
                                                                            226

Personal Products  0.3%
Estee Lauder, Class A                                2,200                   76
                                                                             76
Total Consumer Staples                                                      592

ENERGY  0.7%

Energy Equipment & Services  0.7%
Baker Hughes                                         2,500                   84
BJ Services *                                        1,000                   37
Smith International *                                1,000                   39
Total Energy                                                                160

FINANCIALS  13.5%

Capital Markets  6.0%
A.G. Edwards                                           100                    4
AMVESCAP ADR                                         3,000                   48
Charles Schwab                                       8,100                   88
Eaton Vance                                          2,100                   72
Federated Investors, Class B                         2,000                   59
Franklin Resources                                   2,800                  121
Investor's Financial Services ss.                    1,800                   54
Janus Capital Group                                  2,500                   43
LaBranche & Co. ss.                                  1,000                   17
Legg Mason                                             900                   65
Mellon Financial                                     3,500                  110
Neuberger Berman                                     1,600                   66
Northern Trust                                       5,500                  232
Raymond James Financial                                600                   21
SEI                                                  1,500                   52
State Street                                         5,100                  224
Waddell & Reed Financial                             3,100                   80
                                                                          1,356

Commercial Banks  1.4%
Boston Private Financial ss.                         2,700                   63
City National                                          700                   36

Community First Bankshares                           1,100      $            31
Silicon Valley Bancshares *ss.                       1,000                   24
Synovus Financial                                    3,600                   88
UCBH Holdings                                        2,200                   70
                                                                            312

Consumer Finance  0.8%
SLM Corporation                                      4,200                  169
                                                                            169

Diversified Financial Services  0.9%
Moody's                                              3,800                  197
                                                                            197

Insurance  3.5%
AFLAC                                                3,600                  115
AMBAC                                                2,100                  136
Arthur J. Gallagher                                  1,200                   32
Brown and Brown                                      1,000                   31
Markel *                                               300                   81
MBIA                                                 1,550                   88
Progressive Corporation                              1,700                  120
Triad Guaranty *                                       800                   37
Willis Group Holdings                                5,400                  157
                                                                            797

Real Estate  0.2%
Jones Lang Lasalle *                                 2,300                   41
Trammell Crow *                                        400                    5
                                                                             46

Thrifts & Mortgage Finance  0.7%
MGIC Investment                                      1,000                   57
PMI Group                                              800                   28
Radian Group                                         1,300                   62
                                                                            147
Total Financials                                                          3,024

HEALTH CARE  22.7%

Biotechnology  3.8%
Amgen *                                                616                   41
Cephalon *ss.                                        1,800                   80
Genzyme *                                            1,800                   85
Gilead Sciences *                                    4,000                  267

Human Genome Sciences *ss.                           1,500      $            21
IDEC Pharmaceuticals *                               2,700                   94
MedImmune *                                          1,800                   63
Millennium Pharmaceuticals *                         2,500                   35
Protein Design Labs *                                1,000                   12
Techne *                                             4,400                  147
Vertex Pharmaceuticals *                             2,000                   25
                                                                            870

Health Care Equipment & Supplies  7.0%
Applied Biosystems Group - Applera                   1,700                   37
Biomet                                               5,350                  159
Dentsply International                               3,900                  171
Guidant                                              3,000                  150
Invitrogen *                                         2,200                  127
Millipore *                                          1,400                   63
ResMed *                                             1,400                   61
Respironics *                                        1,500                   62
St. Jude Medical *                                   2,800                  146
Stryker                                              2,700                  205
Varian Medical Systems *                             2,900                  162
Waters Corporation *                                 1,900                   58
Zimmer Holdings *                                    3,300                  171
                                                                          1,572

Health Care Providers & Services  10.5%
AmerisourceBergen                                    1,600                   93
Anthem *                                             2,800                  205
Caremark RX *                                        5,500                  138
Coventry Health Care *                               2,500                  117
Davita *                                             3,000                   91
Express Scripts *ss.                                 1,500                   97
First Health Group *                                 2,500                   66
Health Management                                    3,000                   67
Henry Schein *                                       3,000                  174
IMS Health                                           3,134                   61
Laboratory Corporation of America *ss.               2,300                   70
Lincare Holdings *                                   2,900                  100
McKesson HBOC                                        5,000                  164
Mid Atlantic Medical Services *                      1,000                   49

Omnicare                                             4,800      $           163
Patterson Dental *                                   2,600                  141
Quest Diagnostics *                                  1,100                   66
Renal Care Group *                                   4,100                  149
WellChoice *ss.                                      5,500                  160
WellPoint Health Networks *                          2,400                  187
                                                                          2,358

Pharmaceuticals  1.4%
Allergan                                             2,000                  159
Biovail *                                              500                   21
Forest Laboratories *                                2,800                  131
                                                                            311
Total Health Care                                                         5,111


INDUSTRIALS & BUSINESS SERVICES  10.4%

Aerospace & Defense  0.7%
Mercury Computer Systems *                           2,500                   55
Rockwell Collins                                     3,600                   97
                                                                            152

Air Freight & Logistics  1.0%
C.H. Robinson Worldwide                              1,900                   72
Expeditors International of Washington               3,000                  113
UTi Worldwide                                        1,300                   48
                                                                            233

Commercial Services & Supplies  6.4%
Apollo Group, Class A *                              4,050                  259
Avery Dennison                                       1,400                   77
Career Education *                                   4,000                  180
ChoicePoint *                                        4,400                  173
Cintas                                               2,200                   88
Corinthian Colleges *                                  500                   29
Corporate Executive Board *                          1,500                   66
Devry *                                              1,800                   47
Education Management *                               2,600                  159
Equifax                                              3,000                   69
Hewitt Associates, Class A *                           300                    7
ITT Educational Services *                           2,000                   87

Manpower                                             2,300      $            89
Robert Half International *                          3,000                   67
Valassis Communications *                              700                   21
Viad                                                 1,300                   31
                                                                          1,449

Electrical Equipment  0.1%
Franklin Electric                                      300                   18
                                                                             18

Industrial Conglomerates  0.3%
Roper Industries                                     1,500                   64
                                                                             64

Machinery  1.9%
Cuno *                                               1,600                   68
Danaher                                              1,100                   85
Donaldson                                              800                   44
Dover                                                  200                    8
IDEX                                                 1,300                   50
ITT Industries                                       1,400                   91
Kaydon                                               1,100                   28
Pall                                                 2,000                   50
                                                                            424
Total Industrials & Business Services                                     2,340


INFORMATION TECHNOLOGY  27.3%

Communications Equipment  1.1%
Corning *                                            7,000                   58
JDS Uniphase *                                      18,000                   62
Plantronics *                                        1,700                   43
QLogic *                                             1,500                   73
                                                                            236

Computer & Peripherals  1.8%
Diebold                                                300                   15
EMC *                                               11,000                  140
Lexmark International *                              2,500                  167
Network Appliance *                                  4,100                   92
                                                                            414

Electronic Equipment & Instruments  1.3%
CDW *                                                1,500      $            78
Jabil Circuit *                                        500                   14
Littelfuse *                                         1,000                   25
Mettler-Toledo International *                         800                   31
Molex, Class A                                       3,000                   76
National Instruments                                   300                   12
Symbol Technologies                                  2,400                   33
Technitrol *                                         1,000                   20
                                                                            289

Internet Software & Services  2.8%
InterActiveCorp *                                    6,000                  222
Internet Security Systems *                            500                    6
Monster Worldwide *ss.                               4,500                  123
VeriSign *                                           8,000                  120
Yahoo! *                                             4,500                  150
                                                                            621

IT Services  4.5%
Affiliated Computer Services, Class A *ss.           1,900                   94
BISYS Group *                                        3,600                   66
Certegy *                                            4,600                  139
Concord EFS *                                        2,500                   35
DST Systems *                                        2,500                   99
Fiserv *                                             3,600                  140
Iron Mountain *                                      3,600                  133
Paychex                                              3,900                  140
Sabre Holdings                                       2,500                   57
SunGard Data Systems *                               4,000                  113
                                                                          1,016

Semiconductor & Semiconductor Equipment  7.6%
Altera *                                             8,500                  191
Analog Devices *                                     4,400                  180
ASML Holding *ss.                                    1,000                   16
Broadcom, Class A *ss.                               4,000                  109
Cabot Microelectronics *ss.                            500                   33
Intersil Holding, Class A *                          2,000                   58
KLA-Tencor *                                         2,200                  131
Lam Research *                                       3,200                   82
Linear Technology                                    4,400                  181
Marvell Technology Group *                           1,000                   42

Maxim Integrated Products                            4,063      $           183
Microchip Technology                                 6,000                  168
National Semiconductor *                             1,500                   44
Novellus Systems *                                   1,400                   56
Semtech *ss.                                         3,000                   63
Xilinx *                                             5,500                  170
                                                                          1,707

Software  8.2%
Adobe Systems                                        2,000                   78
Barra *                                                500                   20
BEA Systems *                                        3,500                   47
BMC Software *                                       5,000                   73
Cadence Design Systems *                             1,800                   26
Check Point Software Technologies *                  2,700                   47
Cognos *                                             1,500                   46
Computer Associates                                  7,900                  203
Electronic Arts *                                    2,200                  197
Factset Research Systems ss.                         1,200                   58
Intuit *                                             4,200                  190
Kronos *                                             2,500                  145
Mercury Interactive *ss.                             3,400                  149
NetIQ *                                              1,000                   14
Network Associates *                                 4,000                   56
PeopleSoft *                                         3,000                   54
Siebel Systems *                                     5,000                   50
Symantec *                                           3,200                  184
Synopsys *                                           1,100                   75
VERITAS Software *                                   4,000                  138
                                                                          1,850
Total Information Technology                                              6,133


MATERIALS  1.2%

Chemicals  1.2%
Ecolab                                               4,800                  124
Sigma Aldrich                                        1,200                   66
Symyx Technologies *                                   800                   19
Valspar                                              1,200                   56
Total Materials                                                             265
Total Common Stocks (Cost $16,915)                                       22,491

SHORT-TERM INVESTMENTS  0.1%

Money Market Fund  0.1%

T. Rowe Price Reserve Investment Fund, 1.09% #      25,229      $            25

Total Short-Term Investments (Cost  $25)                                     25


Securities Lending Collateral  6.7%

Money Market Trust 6.7%

State Street Bank and Trust Company of
New Hampshire, NA., Securities Lending
Quality Trust units                              1,515,766                1,516

Total Securities Lending
Collateral (Cost $1,516)                                                  1,516

Total Investments in Securities
106.8% of Net Assets (Cost $18,456)                             $        24,032

Other Assets Less Liabilities                                            (1,531)
Including $1,516 Obligation to
return securities lending collateral

NET ASSETS                                                      $        22,501
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $           (77)

Undistributed net realized gain (loss)                                   (7,104)

Net unrealized gain (loss)                                                5,576

Paid-in-capital applicable to
2,576,066 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                               24,106

NET ASSETS                                                      $        22,501
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $          8.73
                                                                ---------------

  #  Seven-day yield

  *  Non-income producing

ss.  All or a portion of this security is on loan at August 31, 2003 - See
     Note 2

ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                             6 Months
                                                                Ended
                                                              8/31/03

Investment Income (Loss)

Income
  Dividend                                                 $       43
  Securities lending                                                2
  Total income                                                     45

Expenses
  Custody and accounting                                           54
  Investment management                                            23
  Shareholder servicing                                            19
  Registration                                                     13
  Legal and audit                                                   7
  Prospectus and shareholder reports                                2
  Directors                                                         2
  Miscellaneous                                                     2
  Total expenses                                                  122

Net investment income (loss)                                      (77)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                           (558)

Change in net unrealized gain (loss) on securities              5,891

Net realized and unrealized gain (loss)                         5,333

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    5,256
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi- Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $           (77)     $          (144)

  Net realized gain (loss)                            (558)              (3,533)

  Change in net unrealized gain (loss)               5,891               (1,193)

  Increase (decrease) in net
  assets from operations                             5,256               (4,870)

Capital share transactions *

  Shares sold                                        1,652                4,964

  Shares redeemed                                   (1,205)              (2,564)

  Redemption fees received                              --                   12

  Increase (decrease) in net assets
  from capital share transactions                      447                2,412

Net Assets

Increase (decrease) during period                    5,703               (2,458)

Beginning of period                                 16,798               19,256

End of period                              $        22,501      $        16,798
                                           -------------------------------------

*Share information

  Shares sold                                          210                  638

  Shares redeemed                                     (157)                (353)

  Increase (decrease) in shares outstanding             53                  285

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2003


Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Redemption Fees
A 1.0% fee is assessed on redemptions of fund shares held less than 2 years. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At August 31, 2003, the value of loaned securities was $1,486,000; aggregate collateral consisted of $1,516,000 in the money market pooled trust.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $3,054,000 and $2,642,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year; consequently, $512,000 of realized losses recognized for financial reporting purposes in the year ended February 28, 2003 were recognized for tax purposes on March 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2003, the fund had $6,034,000 of unused capital loss carryforwards, of which $142,000 expire in 2006, $2,010,000 expire in 2010, and $3,882,000 expire in
2011.

At August 31, 2003, the cost of investments for federal income tax purposes was $18,456,000. Net unrealized gain aggregated $5,576,000 at period-end, of which $5,721,000 related to appreciated investments and $145,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $5,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2004, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.25%. Thereafter, through February 28, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.25%. Pursuant to this agreement, $43,000 of management fees were not accrued by the fund for the six months ended August 31, 2003. At August 31, 2003, unaccrued management fees and other expenses in the amount of $137,000 remain subject to reimbursement by the fund through February 28, 2004, and $144,000 through February 28, 2006.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $47,000 for the six months ended August 31, 2003, of which $8,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003